Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreements*	Favorable contract*	Internal use software	Property management relationship*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2014	22,773	104,013	18,834	956	52,870	3,159	93,287	11,985	15,411	1,250	32	12,319	—	336,889
Additions	64,778	—	—	34,259	673,227	15,412	68,042	227,014	—	26,970	—	7,199	86,873	1,203,774
Disposals	(8,662)	—	—	—	—	—	—	—	—	—	—	(1,331)	—	(9,993)
Foreign currency translation difference	1,025	427	—	—	—	—	—	—	—	—	—	—	—	1,452
Amortization expense	(12,882)	(8,560)	(1,000)	(3,701)	(48,666)	(786)	(20,325)	(9,902)	(3,829)	(4,022)	(32)	(8,333)	(5,631)	(127,669)

Intangible assets, net December 31, 2014	67,032	95,880	17,834	31,514	677,431	17,785	141,004	229,097	11,582	24,198	—	9,854	81,242	1,404,453
Additions	22,706	—	—	—	—	—	—	—	—	—	—	23,780	—	46,486
Disposals	—	—	—	—	—	—	—	—	—	—	—	(243)	—	(243)
Foreign currency translation difference	380	7,237	—	—	—	—	—	—	—	—	—	—	—	7,617
Amortization expense	(15,647)	(9,730)	(1,000)	(6,588)	(81,783)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	—	(5,772)	(9,653)	(184,147)

Intangible assets, net December 31, 2015	74,471	93,387	16,834	24,926	595,648	16,519	115,727	211,189	7,753	18,504	—	27,619	71,589	1,274,166

Intangible assets, net December 31, 2015 (US$)	11,497	14,416	2,599	3,848	91,952	2,550	17,865	32,602	1,197	2,857	—	4,263	11,051	196,697

*	Acquired in the acquisitions of subsidiaries

Contract backlog relate to the order placed by the customers that have yet to be delivered at the acquisition date. Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses represented the telecommunication service license in relation to managed network services and virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators. Except for the supplier relationship in the acquisition of Fastweb and virtual private network supplier relationship in the acquisition of WiFire BJ and Yilong and Dermot Entities which were valued using a replacement cost method given the relative ease of replacement, the values of supplier relationships were generally derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets. Trade Names relate to the trade names of SH Guotong, the Managed Network Entities, Aipu Group and Dermot Entities. Non-compete agreements represented the agreements signed with key managements of acquirees at the acquisition date, which was mainly in relation to the acquisitions of Aipu Group, valued using the incremental cash flow method. Property management relationship relate to the community relationships that in the acquisition of Aipu Group which was valued using the replacement cost method.

The intangible assets, except for acquired customer relationships in the acquisition of the Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 20 years.

Amortization expenses were approximately RMB58,903, RMB127,669 and RMB184,147 (US$28,427) for the years ended December 31, 2013, 2014 and 2015, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2016	195,803	30,227
2017	189,277	29,219
2018	173,033	26,712
2019	158,619	24,487
2020	134,009	20,687

	850,741	131,332